FINANCIAL INSTRUMENTS & RISK - Maturity Analysis (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Related party long-term payables
Trade payables and other payables	SFr 786.4
Borrowings – notional	4,337.1
Borrowings – interest	1,145.5
Lease liabilities (undiscounted)	1,667.1	SFr 1,748.9
Derivatives	312.6
Within 1 year
Related party long-term payables
Trade payables and other payables	741.7
Borrowings – notional	0.0
Borrowings – interest	246.1
Lease liabilities (undiscounted)	164.1	170.4
Derivatives	175.7
Between 1 and 2 years
Related party long-term payables
Trade payables and other payables	14.7
Borrowings – notional	0.0
Borrowings – interest	484.2
Lease liabilities (undiscounted)	152.0	153.9
Derivatives	127.7
Between 2 and 5 years
Related party long-term payables
Trade payables and other payables	15.0
Borrowings – notional	3,220.6
Borrowings – interest	360.8
Lease liabilities (undiscounted)	425.3
Derivatives	9.2
Over 5 years
Related party long-term payables
Trade payables and other payables	15.0
Borrowings – notional	1,116.5
Borrowings – interest	54.4
Lease liabilities (undiscounted)	925.7	SFr 1,002.2
Derivatives	SFr 0.0